Intangible Assets and Goodwill (Details) - Schedule of intangible assets and goodwil - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Schedule of intangible assets and goodwil [Abstract]
Intangible assets	¥ 3,230,126	¥ 3,738,338